5. SHARE CAPITAL (Tables)	12 Months Ended
Dec. 31, 2012
Equity [Abstract]
Schedule of Share-based Payment Award, Valuation Assumptions
Risk-free interest rate	4.26 to 4.29%
Dividend yield	Nil
Expected volatility	95 to 107%
Expected life of the warrants (in years)	5 to 6

Summary of options granted
	Options Outstanding	Weighted Average Exercise Price
Balance, December 31, 2009	750	$25.00
Options cancelled – 2010	–	–
Balance, December 31, 2010	750	$25.00
Options cancelled – 2011	(500)	$25.00
Balance, December 31, 2011	250	$25.00
Options cancelled – 2012	–	–
Balance, December 31, 2012	250	$25.00

Summary of outstanding and exercisable stock options
Exercise Price	Options Outstanding	Remaining Contractual Life (in years)	Weighted Average Exercise Price	Number of Options Exercisable

$ 25.00	250	2.8	$ 25.00	250

Schedule of Warrants
	Warrants	Weighted Average Exercise Price
Balance, December 31, 2009	311,634	$104.00
Warrants exercised	–	–
Balance, December 31, 2010	311,634	$104.00
Warrants exercised	–	–
Balance, December 31, 2011	311,634	$104.00
Warrants expired	(85,000)	–
Balance, December 31, 2012	226,634	$139.47

Summary of Warrants outstanding
Class	Number Outstanding	Number Vested	Exercise Price	Original Expiry Date	New Expiry Date (Note 5(a))
B	95,000	95,000	$146.00	Oct 30, 2011	Oct 30, 2013
C	95,000	95,000	$152.00	Oct 30, 2012	Oct 30, 2014
A	7,317	7,317	$25.00	Jan 27, 2011	Jan 27, 2013
B	7,317	7,317	$50.00	Jan 27, 2012	Jan 27, 2014
A	11,000	11,000	$100.00	Jun 16, 2011	Jun 16, 2014
B	11,000	11,000	$150.00	Jun 16, 2012	Jun 16, 2015
	226,634	226,634